Selected Statement of Operations Data (Details ) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues	$ 18,135	$ 18,062	$ 18,052
Product line "A" [Member]
Revenues	14,923	14,722	14,544
Product line "B" [Member]
Revenues	$ 3,212	$ 3,340	$ 3,508